BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of customer accounts and (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 100,209
Legal entities - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	19,408
Legal entities - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	8,188
Individuals - Current/settlement accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	13,364
Individuals - Term deposits
BANK FINANCIAL ASSETS AND LIABILITIES
Customer accounts	₽ 59,249